Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Ivy Variable Insurance Portfolios and Shareholders of Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Balanced, Delaware Ivy VIP Core Equity, Delaware Ivy VIP Corporate Bond, Delaware Ivy VIP Energy, Delaware Ivy VIP Global Bond, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP Global Growth, Delaware Ivy VIP Government Money Market, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Pathfinder Aggressive, Delaware Ivy VIP Pathfinder Conservative, Delaware Ivy VIP Pathfinder Moderate, Delaware Ivy VIP Pathfinder Moderate - Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Aggressive, Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Conservative, Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility, Delaware Ivy VIP Securian Real Estate Securities, Delaware Ivy VIP Science and Technology, Delaware Ivy VIP Small Cap Growth, Delaware Ivy VIP Smid Cap Core and Delaware Ivy VIP Value

In planning and performing our audits of the financial statements of Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Balanced, Delaware Ivy VIP Core Equity, Delaware Ivy VIP Corporate Bond, Delaware Ivy VIP Energy, Delaware Ivy VIP Global Bond, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP Global Growth, Delaware Ivy VIP Government Money Market, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Pathfinder Aggressive, Delaware Ivy VIP Pathfinder Conservative, Delaware Ivy VIP Pathfinder Moderate, Delaware Ivy VIP Pathfinder Moderate - Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Aggressive, Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Conservative, Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility, Delaware Ivy VIP Securian Real Estate Securities, Delaware Ivy VIP Science and Technology, Delaware Ivy VIP Small Cap Growth, Delaware Ivy VIP Smid Cap Core and Delaware Ivy VIP Value (constituting Ivy Variable Insurance Portfolios, hereafter collectively referred to as the “Portfolios”) as of and for the year ended December 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios’ internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A portfolio’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A portfolio’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the portfolio; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial

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statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the portfolio are being made only in accordance with authorizations of management and trustees of the portfolio; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a portfolio’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the portfolio’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of Ivy Variable Insurance Portfolios and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2022

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